SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]


                         Post Effective Amendment No. 47                  [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                 Amendment No. 48                         [X]


                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] On             pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Funds

Item 5.  Management of the Funds..............      Management
                                                    of the Funds

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Funds' Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Funds;
                                                    How the
                                                    Funds' Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Funds

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Funds' Investment
                                                    Advisor; the Funds'
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions

Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase and
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    and Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Funds'
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                     PRELIMINARY PROSPECTUS
                     SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

               RCB GROWTH AND INCOME FUND
                   RCB SMALL CAP FUND

             11111 Santa Monica Blvd., Ste. 1700
                   Los Angeles, CA 90025
                      (800) ___-_____

RCB GROWTH AND INCOME FUND (the "Fund") is a mutual fund with the investment objective of seeking capital appreciation, primarily through investments in mid to large capitalization companies with growth of income as a secondary objective. RCB SMALL CAP FUND is a mutual fund with the investment objective of seeking capital appreciation through investment in smaller capitalization companies. Each Fund seeks to achieve its objective by investing principally in common stocks and other equity securities. Reed, Conner & Birdwell ("RCB") is the Funds' investment advisor.

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI") dated , 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI is available without charge upon written request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.






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                                                 TABLE OF CONTENTS


Expense Table.................................................
Investment Objectives, Policies and Risks.....................
Management of the Funds.......................................
How To Invest in the Funds....................................
How To Redeem an Investment in the Funds......................
Services Available to the Funds' Shareholders.................
How the Funds' Per Share Value Is Determined..................
Distributions and Taxes.......................................
General Information...........................................



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      Prospectus dated           , 1998


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                                  EXPENSE TABLE
Expenses are one of several factors to consider when investing in a Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Funds. Actual expenses may be more or less than those shown.

Each Fund has adopted a plan of distribution under which the Fund will pay a distribution fee at an annual rate of up to a maximum of 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under rules of the National Association of Securities Dealers, Inc.

Shareholder Transaction Expenses (both funds)
       Maximum Sales Load Imposed on Purchases......................3.50%
       Maximum Sales Load Imposed on Reinvested Dividends           None
       Deferred Sales Load..........................................None
       Redemption Fees..............................................None
       Exchange Fee.................................................None

Annual Fund Operating Expenses
   (As a percentage of average net assets)
                                    Growth and    Small Cap
                                    Income Fund     Fund
   Investment Advisory Fees           0.60%         0.85%
   12b-1 Fees                         0.25%         0.25%
   Other expenses (after reduction)   0.40%         0.39%
   Total Operating Expenses
                  (after reduction)   1.25%         1.49%

RCB has agreed to reduce its fees or reimburse the Fund for expenses to insure that the expenses for the Fund will not exceed 1.25% for the Growth and Income Fund and 1.49% for the Small Cap Fund of average net assets annually. In the absence of RCB's undertaking, it is estimated that "Other Expenses" would be _.__% and_.__% and "Total Fund Operating Expenses" would be _.__% and _.__% respectively.

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Example

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Funds over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.
                                 1 Year      3 Years

Growth and Income Fund            $47        $73
Small Cap Fund                    $50        $80

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Funds' actual return may be higher or lower. See "Management of the Funds."

RCB GROWTH AND INCOME FUND (the "Growth and Income Fund") and RCB SMALL CAP FUND, (the "Small Cap Fund") (collectively, the "Funds") are diversified mutual funds that are series of Professionally Managed Portfolios (the "Trust"), an open-end registered management investment company offering redeemable shares of beneficial interest. Shares may be purchased at a public offering price which includes a maximum sales charge of 3.50% of the offering price, or less depending on the amount invested. The minimum initial investment is $25,000, with subsequent minimum investments of $1000 or more ($2,000 and $100, respectively, for retirement plans). Shares will be redeemed at net asset value per share.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

Investment Objectives

The investment objective of the RCB Growth and Income Fund is capital appreciation with growth of income as a secondary objective.

The investment objective of the RCB Small Cap Fund is capital appreciation through investment in smaller capitalization companies.

The Growth and Income Fund will invest principally in companies with a market capitalization of $1 billion or more. The Small Cap Fund will invest principally in companies with a market

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

capitalization of $1.5 billion or less. If the market capitalization of a company held by the Small Cap Fund increases to over $1.5 billion, the Fund is not required to dispose of such holding.

There is, of course, no assurance that either Fund's objective will be achieved. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time and the value of an investment in the Funds will vary as the market value of their investment portfolio changes. Investments in a fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Each Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and it may hold no more than 10% of the voting securities of another issuer. There are special risks involved in investing in smaller companies. See pages____.

The Funds invest principally in common stocks. The Funds' investments may also include preferred stocks, warrants, convertible debt obligations and other debt obligations that, in RCB's opinion, offer the possibility of capital growth.

During those times when equity securities cannot be found that meet RCB's investment criteria, for temporary defensive purposes or pending longer-term investments, the Funds may invest any amount of their assets in short-term money market instruments, including securities issued by the U.S. Government, its agencies and instrumentalities or such other instruments rated in the top two grades by Moody's or S & P or, if unrated, instruments deemed to be of comparable quality by RCB.

Investment Approach.

RCB uses an investment approach that is substantially the same for both Funds. RCB's overall investment philosophy for both Funds involves a value-oriented focus on preservation of capital over the long-term and a "bottom-up" approach, analyzing companies on their individual characteristics, prospects and financial conditions.

The universe of potential companies for investment is determined through RCB's systematic screening of companies for attractive valuation characteristics and the prospects of fundamental changes, as well as information derived by RCB from a variety

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



of sources, including but not limited to regional brokerage research, trade publications and industry conferences.

Companies within this universe are evaluated by RCB in terms of fundamental characteristics such as:

               -Return on capital trends
               -Cash flow and/or Earnings Growth
               -Free cash flow
               -Balance Sheet Integrity
               -Intrinsic Value Analysis

RCB's research effort in evaluating companies also encompasses an investigation of the strength of companies' business franchises, and management commitment to shareholders through direct contacts and company visits.

Factors that may initiate a sale of a Fund's portfolio holdings include management disappointment or changes in the course of business, changes in company fundamentals, or RCB's assessment that a particular company's stock is extremely overvalued. A 15% or greater decline in a company's stock price would result in an intensive re-evaluation of the holding and a possible sale.

Small Cap Fund: Risks of Investing in Smaller Companies

With respect to the Small Cap Fund objective, RCB believes that smaller companies can provide an opportunity for superior returns because they are not as well-known to the investing public, have smaller investor following and a limited dissemination of information about them or their industry. Therefore, they may provide the potential for investment gains due to the inefficiencies in this sector of the market. These companies also may offer unique products, services or technologies and often serve special or expanded market niches that contribute to their gain potential.

However, investments in smaller companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Many smaller companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies and any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.


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



Small company shares, some of which trade on the over-the counter market, may have fewer market makers, wider spreads between their quoted bid and asked prices and lower trading volumes, resulting in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general. In addition, it is possible that the Fund and other client accounts of RCB, on a collective basis, may hold a significant percentage of a small company's outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

For these reasons, the net asset value of the Small Cap Fund may be more volatile and the Fund may not be appropriate for short-term investors. The Fund is appropriate for investors who understand and can bear the risks of investing in smaller companies. Like all equity mutual funds, there can be no assurance that the Fund's objective will be attained or that the value of its portfolio will not decline.


Other Investment Techniques which may be used by the Funds

Repurchase Agreements. The Funds may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Funds are primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. RCB monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions, and neither Fund will invest more than

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15% of its total assets in illiquid securities,  including repurchase agreements maturing in more than seven days. Illiquid and Restricted Securities. Neither Fund may invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between a Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees based on such factors as trading activity and availability of reliable price information for such securities.

Foreign Securities. Each Fund may invest its assets in securities of foreign issuers, including American Depositary Receipts with respect to securities of foreign issuers, with the Growth and Income Fund limited to 25% of assets and the Small Cap Fund limited to 35% of assets.

There are various potential risks associated with foreign investing. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions.

Options Transactions. The Funds may buy call and put options on individual securities and write covered call and put options, and engage in related closing transactions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a

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security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in the price of the underlying security. A put option sold by the Fund is covered when, among other things, liquid assets are segregated with the Fund's custodian to fulfill the obligation undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. See the Statement of Additional Information.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 30% for the Growth and Income Fund and 40% for the Small Cap Fund. In general, RCB will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve a Fund's objective.

Year 2000. Like other mutual funds, financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by them, RCB and other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds and RCB are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. However. there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

The Funds have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of a Fund's outstanding shares.


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



                             MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Funds' policies and supervises and reviews the management of the Funds. RCB has been an independent investment advisor since 1959. RCB provides investment advisory services to individual and institutional accounts with a value in excess of $1 billion. An investment team, headed by Mr. Donn B. Conner, Principal and President of RCB, and Mr. Victor F. Hawley, Vice President, Portfolio Management and Research of RCB will direct the investments of the Growth and Income Fund. They have been associated with RCB since 1972, and 1994, respectively. Prior to 1994, Mr. Hawley was associated with The Boston Company. The team also includes James C. Reed, Executive Vice President, James P. Birdwell, Executive Vice President, Jeffrey Bronchick, Executive Vice President, and Thomas D. Kerr, Vice President.

Mr. Jeffrey Bronchick, Executive Vice President, Principal and Chief Investment Officer of RCB and Mr. Thomas D. Kerr, Vice President, Portfolio Management and Research of RCB are principally responsible for the management of the Small Cap Fund. They have been associated with RCB since 1989 and 1994, respectively. Prior to 1994, Mr. Kerr was associated with the Fuji Bank, Ltd.

Under an Investment Advisory Agreement, RCB provides the Fund with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, the Funds pay RCB a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.60% for the Growth and Income Fund and 0.85% for the Small Cap Fund.

Under an Administration Agreement, Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Funds, prepares reports and materials to be supplied to the trustees, monitors the activities of the Funds' custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

Assets                      Fee or Fee Rate
Less than $15 million            $30,000
$15,000,000 to $50,000,000        0.20%
$50,000,000 to $100,000,000       0.15%

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$100,000,000 to $200,000,00       0.10%
$200,000,000 and above            0.05%


Each Fund is responsible for its own operating expenses. RCB has agreed to reduce its fees or reimburse each Fund for its annual operating expenses which exceed 1.25% for the Growth and Income Fund and 1.49% for the Small Cap Fund. RCB also may reimburse additional amounts to either Fund at any time in order to reduce the Fund's expenses. Reductions made by RCB in its fees or payments or reimbursements of expenses which are a Fund's obligation are subject to reimbursement within the following three years by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations then in effect.

RCB considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which RCB may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, RCB may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Funds' portfolio transactions.

                            HOW TO INVEST IN THE FUND
The minimum initial investment is $25,000. Subsequent investments must be at least $1,000. Investments in retirement plans may be for minimums of $1,000 and $100, respectively. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Funds' shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. Shares of the Funds are offered continuously for purchase at the public offering price next determined after a purchase order is received. The public offering price is effective for orders received by the Funds or investment dealers prior to the time of the next determination of the Funds' net asset value and, in the case of orders placed with dealers, transmitted properly to the Transfer Agent. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

The public offering price per share is equal to the net asset value per share, plus a sales charge, which is reduced on

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purchases involving amounts of $50,000 or more, as set forth in the table below.
The reduced sales charges apply to quantity purchases made at one time by (i) an individual, (ii) members of a family (i.e., an individual, spouse and children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced charges are also applicable to subsequent purchases by a "person," based on the aggregate of the amount being purchased and the value, at offering price, of shares owned at the time of investment.

                                        Sales Charge     Portion
                                             as         of sales
                                        percent of        charge
                                                  net   retained
                                    offering   asset      by
Amount of Purchase                    price     value    dealers
------------------                    -----     -----    -------
Less than $50,000 . . . . .         3.50%     3.63%    3.25%
$50,000 but less than $100,000...   3.00%     3.09%    2.75%
$100,000 but less than $200,000..   2.50%     2.56%    2.25%
$200,000 but less than $300,000..   2.00%     2.04%    1.75%
$300,000 but less than $400,000.    1.50%     1.52%    1.25%
$400,000 but less than $500,000     1.00%     1.01%    0.75%
$500,000 or more . . . . . .. ..    None      None     None

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Funds on behalf of clients at the offering price next determined after receipt of the client's order by calling the Transfer Agent, at (800) ___-____. Shares are also available for purchase by financial intermediaries through brokers or dealers which have service or sales agreements with the Funds or the Distributor. The Distributor or its affiliates, at their expense may provide additional compensation to dealers in connection with sales of shares of the Fund. If the order is placed with the dealer by 4:00 p.m. Eastern time and forwarded promptly to the Transfer Agent or other service agent, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

Purchases Sent to the Transfer Agent

Investors may purchase shares by sending an Application Form directly to the Transfer Agent, with payment made either by check or by wire.

By Check: For initial investments, an investor should complete the Funds' Account Application (included with this Prospectus). The completed Application, together with a check payable to RCB Growth and Income Fund" or RCB Small Cap Fund" should be mailed to the Funds' Transfer Agent: P.O. Box 640856, Cincinnati, OH 45264-0856. For investments sent by overnight mail, please contact the Transfer Agent at (800) ___-____ for instructions.

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to RCB Growth and Income Fund or RCB Small Cap Fund mailed to the Transfer Agent in the envelope provided at the address indicated above. The investor's account number should be written on the check. By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) ___-____ between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to:

                 Star Bank N.A. Cinti/Trust,
                 ABA Routing Number 0420-0001-3,
DDA #__________, for credit to DDA # ________for credit to RCB Growth and Income Fund RCB Small Cap Fund [investor name & acc't. number] [investor name & acc't.number]


 The investor should also insure that the wiring bank includes the name of the Fund and the account number with the wire. If the Funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and complete and mail the Form promptly to the Transfer Agent.

For all wire investments, the investor must call the Transfer
Agent at (800) ___-____ when the wire is sent. Failure to do so may cause the purchase not to be credited. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

Purchase at Net Asset Value. Shares of the Funds may be purchased at net asset value by: (1) officers, trustees, directors and full time employees of the Trust, RCB, the Distributor affiliates of such companies, and by their family members; (2) institutions, their employees and individuals who are direct investment advisory clients of RCB under investment advisory agreements and their family members; (3) registered representatives and employees of firms which have sales agreements with the Distributor; (4) investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (5) clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediaries on the books and records of the broker or agent; (6) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" and; (7) such other persons who are determined to have acquired shares under circumstances not involving any sales expense to the Funds or Distributor. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent.

Investors also may purchase shares of the Funds at net asset value to the extent that the investment represents the proceeds from the redemption, within the previous sixty days, of shares (the purchase price of which included a sales charge) of another mutual fund. When making a purchase at net asset value under this provision, the investor should forward to the Transfer Agent either (i) the redemption check representing the proceeds of shares redeemed, endorsed to the order of the Fund in which investment is to be made, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction.

General. Payment of proceeds from redemption of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Funds. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check.

A charge may be imposed if any check used for investment does not clear. The Funds and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Funds' Account Application for further information concerning this requirement. The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder.

             HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Funds redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. Direct Redemption. A written request for redemption must be received by the Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as recorded on the account registration. To protect the Funds and their shareholders, a signature guarantee is required for certain transactions, including redemptions of amounts over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws; these institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least

$100,000.  Credit  unions  must be  authorized  to issue  signature  guarantees.
Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor. Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Funds' Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Funds' Transfer Agent at (800) ___-____ before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Funds and their Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders. Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

Exchange Privilege. You may exchange investments between the Funds without additional sales charges by mailing or delivering written instructions to the Transfer Agent at the address set forth above. Please specify the number of shares or dollar amount to be exchanged, and your name and account number. You may also exchange shares by telephoning the Transfer Agent at (800) ___-_____ between the hours of 9:00 AM and 4:00 PM Eastern time on a day when the New York Stock Exchange is open for normal trading. The Funds reserve the right to limit the number of exchanges a shareholder may make in any year to avoid excessive Fund expenses, and may terminate or modify the exchange privilege at any time.

Other Redemption Information. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Funds will not mail redemption proceeds until they have been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for Federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account, other than retirement plan or Uniform
Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $2,500. If the Funds determine to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $2,500 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $2,500 before the Funds take any action.

Distribution Plan. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which each Fund pays RCB as Distribution Coordinator an amount which is accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. Amounts paid under the Plan by the Funds are paid to the Distribution Coordinator to pay for the services it provides and the expenses it bears in the distribution of the Funds' shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds' shares to prospective investors; preparation, printing and distribution of sales literature advertising materials; and compensation of dealers engaged in the sale and promotion of fund shares and of other intermediaries who provide administrative, accounting and record keeping services with respect to fund shareholders.

Plan payments will be reviewed by the Trustees. However, it is possible that at times the amount of the Distribution

Coordinator's compensation could exceed its Distribution Expenses, resulting in a profit. If the Plan is terminated, the Funds will not be required to make payments for expenses incurred after the termination.


                  SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS
Retirement Plans. The minimum initial investment for such plans is $1,000, with minimum subsequent investments of $100. The Funds offer prototype Individual Retirement Account ("IRA" and "Roth IRA") plans and information is available from the Distributor or from securities dealers with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan. Automatic Check Investment Plan. For the convenience of shareholders, the Funds offer a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Funds automatically invest the money in additional shares at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Funds for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next withdrawal. Systematic Withdrawal Program. As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

        HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of each Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

                             DISTRIBUTIONS AND TAXES
Dividends and Distributions. Dividends from net investment income are expected to be paid in December. Capital gains distributions are also normally made in December, but the Funds may make an additional payment of dividends or distributions if it is necessary at another time during any year. Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Funds at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash. Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Funds intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Funds continue to qualify, and as long as the Funds distribute all of their income each year to the shareholders, the Funds will not be subject to any federal income or excise taxes. The distributions made by the Funds will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term or mid-term capital gains regardless of the length of time shares of the Fund have been held. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Funds' distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisors concerning federal, state and local taxation of distributions from the Funds.

                               GENERAL INFORMATION
The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Funds ends on June 30.

Shareholder Rights. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Fund upon liquidation or dissolution. The Funds, as separate series of the Trust, vote separately on matters affecting only an individual Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Funds may publish their total return in advertisements and communications to investors. Total return information will include a Fund's average annual compounded rate of return over the most recent year and over the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. The Funds' total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions and after giving effect to the maximum applicable sales charge. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period. Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at
(800) ___-____.

Investment Advisor
Reed, Conner & Birdwell, Inc.
11111 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(310) 478-4005
(800) ___-____

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261-E
Phoenix, AZ 85018

Custodian
Star Bank, N.A.
425 Walnut St.
Cincinnati, Ohio  45202

Transfer and Dividend Disbursing Agent
[                          ]
[                   ]
[                   ]
(800) ___-____

Auditors
Tait, Weller & Baker
8 Penn Center Plaza
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker
345 California Street
San Francisco, CA 94104

                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________ , 1998

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND
                                    series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                       11111 Santa Monica Blvd., Ste. 1700
                              Los Angeles, CA 90025
                                 (800) ___-____



         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the RCB Growth and Income Fund and RCB Small Cap Fund a "Fund or the "Funds"). A copy of the prospectus of the Funds dated _____ __, 1998 is available by calling either of the numbers listed above.


                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-6
Distributions and Tax Information...............................................................................B-7
Trustees and Executive Officers................................................................................B-10
The Funds' Investment Advisor..................................................................................B-12
The Funds' Administrator.......................................................................................B-12
The Funds' Distributor.........................................................................................B-13
Execution of Portfolio Transactions............................................................................B-13
Additional Purchase and Redemption Information.................................................................B-15
Determination of Share Price...................................................................................B-16
Performance Information........................................................................................B-17
General Information............................................................................................B-18
Financial Statements...........................................................................................B-19

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Funds. Reed, Conner & Birdwell ("RCB") is the Funds' investment advisor.


                        INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance the objectives of the Funds will be attained.

Repurchase Agreements

         The Funds may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Neither Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of a default on the part of the seller, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, RCB seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         There is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund may be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Funds will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


Foreign Investments

         The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that RCB will be able to anticipate or counter these potential events and their impacts on the Funds' share price.

         The Funds may make use of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Options on Securities

         The Funds may engage in certain purchases and sales of options on securities. The Funds may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns the optioned securities. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         A Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

         A Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When a Fund writes a put, it will segregate liquid assets at all times during the option period equal in value to the exercise price of the put.

         The Funds' option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         The Funds' custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the Funds have written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Funds.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.



                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         7. Invest in any issuer for purposes of exercising control or management.

         8. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

         9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Fund's fiscal year (December 31). Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Funds' policy is to distribute to shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. To comply with the requirements, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for its taxable year. In view of the Funds' investment policy, it is expected that dividends from domestic corporations may be part of the Funds' gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term or mid-term capital gains, regardless of the length of time they have held their shares. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, the Funds will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Funds will not be subject to tax in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry,   08/12/43 Chairman and Trustee

14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Wallace L. Cook  09/10/39  Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice
President, Rockefeller Trust Co. Financial Counselor, Rockefeller
& Co.

Carl A. Froebel   05/23 /38  Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington   06/01/44   Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*    08/05/57    Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741.
Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*      11/17/56   Secretary

479 West 22nd St., New York, New York 10011. Vice President, The
Wadsworth Group since June, 1993;  formerly Regulatory and
Compliance Coordinator, Equitable Capital Management, Inc. (1991-
93).

Robert H. Wadsworth*    01/25/40   Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from  all other portfolios of the Trust.  This total amount is allocated among the portfolios.  Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                                       Total Annual Compensation

Dorothy A. Berry                                      $22,000
Wallace L. Cook                                       $17,500
Carl A. Froebel                                       $17,500
Rowley W.P. Redington                                 $17,500


         It is estimated that during the first fiscal year of the Funds, trustees fees and expenses to be allocated to it should not exceed $3,000. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                          THE FUNDS' INVESTMENT ADVISOR

         As stated in the Prospectus, investment advisory services are provided to the Fund by Reed, Conner & Birdwell, Inc., the Advisor, pursuant to an Investment Advisory Agreement. The use of the name "RCB" by the Funds is pursuant to a license granted by RCB, and in the event the Investment Advisory Agreement with the Funds is terminated, RCB has reserved the right to require the Funds to remove any references to the name "RCB," "Reed, Conner & Birdwell," or other name derived from RCB.

         After its initial two year term, the Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


                            THE FUNDS' ADMINISTRATOR

         The Funds have an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 2020 East Financial Way, Ste. 100, Glendora, CA 91741 and 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of each Fund; prepare all required filings necessary to maintain the Funds' ability to sell shares in all states where each Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds'
servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator.



 For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:


Less than $15,000,000          $30,000
$15 million to $50 million       0.20%
$50 million to $100 millio       0.15%
$100 million to $150 million     0.10%
Over $150 million                0.05%

                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Fund's shares. After its initial two year term, the Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by ( I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distributing Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

          Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to RCB as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to RCB as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, RCB determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in RCB's opinion, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, RCB will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to RCB that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. RCB considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for a Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to RCB, even if the specific services are not directly useful to the Fund and may be useful to RCB in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, RCB may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by RCB to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of RCB's overall responsibilities to the Funds.

         Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by RCB. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the RCB, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Funds do not effect securities transactions through brokers solely for selling shares of the Fund, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

         The Funds do not use the Distributor to execute portfolio transactions.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of RCB or the Distributor such rejection is in the best interest of the

Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

         Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Funds' portfolio securities at the time of redemption or repurchase.

Automatic Check Investment

         As discussed in the Prospectus, the Funds provide a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Funds' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time.

         Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:


                                  P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T  =  average annual total return
          n  =  number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.


                               GENERAL INFORMATION

         Investors in the Funds will be informed of the Funds' progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Funds.

[                                              ], ,  acts as the
Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

         Tait, Weller & Baker, 121 South Broad Street, Philadelphia, PA 19107, are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.

         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or

Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

         The annual report to shareholders of the Funds for its first fiscal year will be a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein will be incorporated by reference in future Statements of Additional Information.

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.

     (a)  Financial  Statements  for  the  fiscal  year  ended  June 30,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1997 (Boston Managed Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders Growth Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1997: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1997) (Avondale Total Return, Harris Bretall Sullivan & Smith Growth Equity, Hodges, Osterweis, Perkins Opportunity Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1998: Incorporated by reference from the annual report to shareholders for the fiscal year ended March 31, 1998) (Pro-Conscience Women's Equity Mutual Fund Series).

          Financial  Statements  for  the  fiscal  year  ended  April  30, 1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended April 30, 1997 (Pzena Focused Value Fund and Titan Financial Services Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1997 (Academy Value, Lighthouse Contrarian and Trent Equity Fund Series).

          Financial Statements for the fiscal year ended December 31, 1997; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1997 (Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)



    (b)      Exhibits:

                  (1)  Agreement and Declaration of Trust (2)
                  (2)  By-Laws (2)
                  (3)  Voting Trust Agreement--Not applicable
                  (4)  Specimen stock certificate (3)
                  (5)  Form of Investment Advisory Agreement
                  (6)  Form of Distribution Agreement
                  (7)  Benefit Plan--Not applicable
                  (8)  Form of Custodian Agreement (1)
                  (9)  (1) Form of Administration Agreement with Investment
                           Company Administration Corporation (5)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services (1)
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services (1)
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (6)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation (1)
                  (10) Opinion and consent of counsel (1)
                  (11) Consent of Independent Auditors--not applicable
                  (12) All financial statements omitted from Item 23
                          --Not applicable
                  (13) Letter of understanding relating to initial capital (3)
                  (14) Model Retirement Plan Documents--Not applicable
                  (15) Form of Plan pursuant to Rule 12b-1 (1)
                  (16) Schedule for Computation of Performance
                       Quotations (4)
                  (17) Financial Data Schedule (3)


1 To be filed by Amendment.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

3  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.

4  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.

5 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

6 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.





Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.

                                                  Number of Record
                                                  Holders as of
               Title of Class                     April 8, 1998

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         218
          Avondale Total Return Fund                 145
          Boston Balanced Fund                       251
          Hodges Fund                               1041
          Osterweis Fund                             128
          PGP Korea Growth Fund                       23
          Perkins Opportunity Fund                 6,307
          Pro-Conscience Women's Equity Mutual Fd.   602
          Trent Equity Fund                          149
          Matrix Growth Fund                         388
          Matrix Emerging Growth Fund                 83
          Leonetti Balanced Fund                     355
          Lighthouse Contrarian Fund                 406
          U.S.Global Leaders Growth Fund             459
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                        110
          Pzena Focused Value Fund                   230
          Titan Financial Services Fund              980

Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:




                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds


     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on June 4, 1998.



                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




/S/ Steven J. Paggioli            Trustee       June 4, 1998
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     June 4, 1998
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       June 4, 1998
*Dorothy A. Berry

Wallace L. Cook                   Trustee       June 4, 1998
*Wallace L. Cook

Carl A. Froebel                   Trustee       June 4, 1998
*Carl A. Froebel

Rowley W. P. Redington            Trustee       June 4, 1998
*Rowley W. P. Redington



* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995